Portfolio of Investments March 31, 2026
Global Infrastructure
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.1%
530267334 COMMON STOCKS - 97.8%
AUSTRALIA - 5.5%
823,969 Atlas Arteria Ltd $ 2,443,571
723,462 Dalrymple Bay Infrastructure Ltd 2,537,774
289,195 (a) NEXTDC Ltd 2,312,108
2,488,053 Qube Holdings Ltd 8,397,872
1,422,393 Transurban Group 13,875,217
TOTAL AUSTRALIA 29,566,542
BELGIUM - 1.0%
36,335 (a) Elia Group S.A. 5,581,023
TOTAL BELGIUM 5,581,023
CANADA - 8.1%
122,395 AltaGas Ltd 4,245,244
66,160 Brookfield Renewable Corp 2,635,153
69,753 Canadian Pacific Kansas City Ltd 5,486,771
335,674 Enbridge, Inc 18,173,390
143,188 Pembina Pipeline Corp 6,409,544
66,606 Rockpoint Gas Storage, Inc, Class A 1,337,770
90,086 TC Energy Corp 5,641,141
TOTAL CANADA 43,929,013
FRANCE - 4.7%
35,336 Aeroports de Paris S.A. 4,316,899
255,383 Engie S.A. 8,230,341
378,842 Getlink SE 8,174,972
123,910 Veolia Environnement S.A. 4,719,237
TOTAL FRANCE 25,441,449
GERMANY - 2.8%
495,961 E.ON SE 10,862,272
49,140 (a) Fraport AG. Frankfurt Airport Services Worldwide 4,280,879
TOTAL GERMANY 15,143,151
GREECE - 0.5%
65,897 GEK TERNA S.A. 2,591,566
TOTAL GREECE 2,591,566
ITALY - 2.0%
849,754 Enel S.p.A 9,290,215
114,638 Italgas S.p.A 1,335,417
TOTAL ITALY 10,625,632
MEXICO - 4.1%
87,253 Grupo Aeroportuario del Centro Norte SAB de C.V., ADR 10,010,537
27,487 Grupo Aeroportuario del Pacifico SAB de C.V., ADR 6,785,716
16,925 Grupo Aeroportuario del Sureste SAB de C.V., ADR 5,689,000
TOTAL MEXICO 22,485,253
NEW ZEALAND - 1.7%
1,504,445 Auckland International Airport Ltd 6,890,297
335,055 Infratil Ltd 2,259,240
TOTAL NEW ZEALAND 9,149,537
PHILIPPINES - 0.7%
334,050 International Container Terminal Services, Inc 3,787,240
TOTAL PHILIPPINES 3,787,240
SINGAPORE - 1.2%
2,119,718 (a) NTT DC REIT 1,948,657
882,469 SembCorp Industries Ltd 4,582,803
TOTAL SINGAPORE 6,531,460
SPAIN - 5.3%
467,373 (b) Aena SME S.A. 13,786,241
661,570 Iberdrola S.A. 15,146,084
TOTAL SPAIN 28,932,325

Portfolio of Investments March 31, 2026
(continued)
Global Infrastructure

SHARES DESCRIPTION VALUE
UNITED KINGDOM - 4.3%
551,803 National Grid plc $ 9,314,489
283,671 Pennon Group plc 1,988,098
103,820 Severn Trent plc 4,258,033
115,058 SSE plc 3,977,393
232,687 United Utilities Group plc 4,057,170
TOTAL UNITED KINGDOM 23,595,183
UNITED STATES - 55.9%
155,850 Alliant Energy Corp 11,183,796
110,124 Ameren Corp 12,104,830
183,857 American Electric Power Co, Inc 24,099,976
284,999 CenterPoint Energy, Inc 12,300,557
45,480 Cheniere Energy, Inc 12,905,405
9,546 Constellation Energy Corp 2,665,721
263,810 CSX Corp 10,829,400
11,831 Digital Realty Trust, Inc 2,132,065
49,820 DT Midstream, Inc 6,709,259
267,866 Energy Transfer LP 5,169,814
284,449 Entergy Corp 31,960,690
35,146 Evergy, Inc 2,879,160
39,400 Ferrovial SE 2,563,224
113,026 GFL Environmental, Inc 4,715,445
29,136 IDACORP, Inc 4,165,574
241,643 Kinder Morgan, Inc 8,102,290
287,663 NextEra Energy, Inc 26,718,139
360,982 NiSource, Inc 16,843,420
41,828 NRG Energy, Inc 6,112,744
93,228 ONEOK, Inc 8,426,879
265,236 PG&E Corp 4,660,197
11,948 Republic Services, Inc 2,616,851
57,419 Sempra 5,579,404
46,844 Targa Resources Corp 11,745,196
19,784 Union Pacific Corp 4,799,994
23,183 Vistra Corp 3,485,100
37,602 Waste Connections, Inc 6,108,069
38,741 Waste Management, Inc 8,902,294
220,500 Williams Cos, Inc 16,047,990
332,005 Xcel Energy, Inc 26,374,477
TOTAL UNITED STATES 302,907,960
TOTAL COMMON STOCKS
(Cost $372,301,527) 530,267,334

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
1,369,068 INVESTMENT COMPANIES - 0.3%
308,595 3i Infrastructure plc $ 1,369,068
TOTAL INVESTMENT COMPANIES
(Cost $1,224,371) 1,369,068
TOTAL LONG-TERM INVESTMENTS
(Cost $373,525,898) 531,636,402
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.6%
8958558 REPURCHASE AGREEMENTS - 1.6%
$ 8,675,000 (c) Fixed Income Clearing Corporation 3 .600% 04/01/26 8,675,000
283,558 (d) Fixed Income Clearing Corporation 1 .060 04/01/26 283,558
TOTAL REPURCHASE AGREEMENTS
(Cost $8,958,558) 8,958,558
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,958,558) 8,958,558
TOTAL INVESTMENTS (Cost $ 382,484,456 ) - 99 .7% 540,594,960
OTHER ASSETS & LIABILITIES, NET -  0.3% 1,720,344
NET ASSETS - 100% $ 542,315,304
ADR American Depositary Receipt
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $13,786,241 or 2.6% of Total Investments.
(c) Agreement with Fixed Income Clearing Corporation, 3.600% dated 3/31/26 to be repurchased at $8,675,868 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 11/15/55, valued at $8,848,653.
(d) Agreement with Fixed Income Clearing Corporation, 1.060% dated 3/31/26 to be repurchased at $283,566 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 3.375% and maturity date 11/30/27, valued at $289,312.

Portfolio of Investments March 31, 2026
(continued)
Global Infrastructure

Global Infrastructure
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 389,423,638 $ 140,843,696 $ – $ 530,267,334
Investment Companies 1,369,068 – – 1,369,068
Short-Term Investments:
Repurchase Agreements – 8,958,558 – 8,958,558
Total $ 390,792,706 $ 149,802,254 $ – $ 540,594,960

Portfolio of Investments March 31, 2026
Real Estate Securities
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.1%
740737042 COMMON STOCKS - 100 .1% 740737042
DATA CENTER REITS - 12.0%
218,210 Digital Realty Trust, Inc $ 39,323,624
50,435 Equinix, Inc 49,438,405
TOTAL DATA CENTER REITS 88,762,029
DIVERSIFIED REITS - 4.9%
472,958 Broadstone Net Lease, Inc 8,640,943
382,727 Essential Properties Realty Trust, Inc 11,619,592
237,887 WP Carey, Inc 16,166,800
TOTAL DIVERSIFIED REITS 36,427,335
HEALTH CARE FACILITIES - 1.6%
558,432 Chartwell Retirement Residences 8,076,811
226,316 Sienna Senior Living, Inc 3,522,206
TOTAL HEALTH CARE FACILITIES 11,599,017
HEALTH CARE REITS - 18.3%
103,513 American Healthcare REIT, Inc 4,881,673
330,412 CareTrust REIT, Inc 12,109,600
206,573 (a) Janus Living, Inc 4,868,926
452,339 Sabra Health Care REIT, Inc 8,698,479
313,390 Ventas, Inc 25,629,034
401,414 Welltower, Inc 79,363,562
TOTAL HEALTH CARE REITS 135,551,274
HOTEL & RESORT REITS - 0.6%
25,233 Ryman Hospitality Properties, Inc 2,328,249
269,170 Sunstone Hotel Investors, Inc 2,425,222
TOTAL HOTEL & RESORT REITS 4,753,471
HOTELS, RESORTS & CRUISE LINES - 0.7%
34,042 Hyatt Hotels Corp 4,894,899
TOTAL HOTELS, RESORTS & CRUISE LINES 4,894,899
INDUSTRIAL REITS - 14.2%
93,793 EastGroup Properties, Inc 17,360,146
146,286 First Industrial Realty Trust, Inc 8,462,645
344,924 Goodman Group 6,192,595
33,273 Lineage, Inc 1,090,024
16,785 LXP Industrial Trust 776,474
473,101 ProLogis, Inc 62,534,490
133,302 Rexford Industrial Realty, Inc 4,362,975
122,439 STAG Industrial, Inc 4,415,150
TOTAL INDUSTRIAL REITS 105,194,499
MULTI-FAMILY RESIDENTIAL REITS - 7.5%
73,020 AvalonBay Communities, Inc 11,927,817
79,195 Camden Property Trust 7,734,184
283,107 Equity Residential 16,745,779
59,198 Essex Property Trust, Inc 14,325,916
256,111 GO Residential Real Estate Investment Trust 2,515,010
10,710 Mid-America Apartment Communities, Inc 1,307,905
62,933 Veris Residential, Inc 1,187,546
TOTAL MULTI-FAMILY RESIDENTIAL REITS 55,744,157
OFFICE REITS - 2.1%
60,369 BXP, Inc 3,133,151
60,101 Cousins Properties, Inc 1,356,480
212,121 Empire State Realty Trust, Inc, Class A 1,103,029
190,158 Highwoods Properties, Inc 4,071,283
166,947 SL Green Realty Corp 6,167,022
TOTAL OFFICE REITS 15,830,965
OTHER SPECIALIZED REITS - 8.3%
71,278 EPR Properties 3,561,049
148,208 Four Corners Property Trust, Inc 3,505,119
347,949 Gaming and Leisure Properties, Inc 15,438,497

Portfolio of Investments March 31, 2026
(continued)
Real Estate Securities

SHARES DESCRIPTION VALUE
OTHER SPECIALIZED REITS (continued)
198,107 Iron Mountain, Inc $ 20,234,649
51,808 Lamar Advertising Co, Class A 6,562,001
138,884 Millrose Properties, Inc 3,888,752
312,526 VICI Properties, Inc 8,538,211
TOTAL OTHER SPECIALIZED REITS 61,728,278
REAL ESTATE SERVICES - 1.2%
48,339 (a) CBRE Group, Inc, Class A 6,548,001
6,708 (a) Jones Lang LaSalle, Inc 2,041,378
TOTAL REAL ESTATE SERVICES 8,589,379
RETAIL REITS - 12.7%
329,709 Acadia Realty Trust 6,304,036
400,782 Brixmor Property Group, Inc 11,542,522
158,617 Curbline Properties Corp 4,090,732
101,466 Federal Realty Investment Trust 10,776,704
221,890 Kimco Realty Corp 4,985,868
244,565 Macerich Co 4,622,278
366,049 NETSTREIT Corp 6,892,703
27,107 NNN REIT, Inc 1,139,307
130,534 Realty Income Corp 7,986,070
159,286 Simon Property Group, Inc 29,711,618
307,917 Urban Edge Properties 6,152,182
TOTAL RETAIL REITS 94,204,020
SELF-STORAGE REITS - 5.7%
229,495 CubeSmart 8,410,991
91,245 Extra Space Storage, Inc 11,964,957
71,550 Public Storage 19,381,464
71,335 Smartstop Self Storage REIT, Inc 2,160,024
TOTAL SELF-STORAGE REITS 41,917,436
SINGLE-FAMILY RESIDENTIAL REITS - 5.0%
456,171 American Homes 4 Rent, Class A 12,736,294
125,010 Equity LifeStyle Properties, Inc 7,803,124
71,828 Invitation Homes, Inc 1,784,926
114,882 Sun Communities, Inc 14,470,537
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 36,794,881
TELECOM TOWER REITS - 4.5%
121,705 American Tower Corp 21,003,849
146,196 Crown Castle, Inc 11,887,197
TOTAL TELECOM TOWER REITS 32,891,046
TIMBER REITS - 0.8%
239,638 Weyerhaeuser Co 5,854,356
TOTAL TIMBER REITS 5,854,356
TOTAL COMMON STOCKS
(Cost $518,261,240) 740,737,042
TOTAL LONG-TERM INVESTMENTS
(Cost $518,261,240) 740,737,042
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.4%
10699107 REPURCHASE AGREEMENTS - 1 .4% 10699107
$ 10,375,000 (b) Fixed Income Clearing Corporation 3 .600% 04/01/26 10,375,000
324,107 (c) Fixed Income Clearing Corporation 1 .060 04/01/26 324,107
TOTAL REPURCHASE AGREEMENTS
(Cost $10,699,107) 10,699,107
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,699,107) 10,699,107
TOTAL INVESTMENTS - 101 .5%
(Cost $ 528,960,347 ) 751,436,149
OTHER ASSETS & LIABILITIES, NET -  (1.5)% (11,211,167)
NET ASSETS - 100% $ 740,224,982

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.600% dated 3/31/26 to be repurchased at $10,376,038 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 2/15/56, valued at $10,582,544.
(c) Agreement with Fixed Income Clearing Corporation, 1.060% dated 3/31/26 to be repurchased at $324,117 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 3.375% and maturity date 11/30/27, valued at $330,630.
Real Estate Securities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 734,544,447 $ 6,192,595 $ – $ 740,737,042
Short-Term Investments:
Repurchase Agreements – 10,699,107 – 10,699,107
Total $ 734,544,447 $ 16,891,702 $ – $ 751,436,149

Portfolio of Investments March 31, 2026
Real Asset Income
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.0%
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.1% –
$ 1,000,000 (a),(b) Arbor Realty Collateralized Loan Obligation Ltd, Series 2025
BTR1, (TSFR1M + 1.925%)
5 .600% 01/20/41 $ 1,001,510
TOTAL ASSET-BACKED AND MORTGAGE-BACKED SECURITIES
(Cost $997,634) 1,001,510
SHARES DESCRIPTION MATURITY VALUE
6,161 COMMON STOCK RIGHTS - 0 .0% 6,161
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
73,344 (c) CapitaLand Ascendas REIT 4/20/26 6,161
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 6,161
TOTAL COMMON STOCK RIGHTS
(Cost $0) 6,161
SHARES DESCRIPTION VALUE
575789919 COMMON STOCKS - 49 .3% 575789919
ENERGY - 7.1%
474,823 Enbridge, Inc 25,706,917
815,355 Energy Transfer LP 15,736,352
116,278 Gibson Energy, Inc 2,480,865
70,433 Kinder Morgan, Inc 2,361,618
214,021 MPLX LP 12,214,178
82,568 ONEOK, Inc 7,463,322
171,771 Pembina Pipeline Corp 7,689,009
113,065 Plains All American Pipeline LP 2,524,741
104,765 TC Energy Corp 6,560,333
TOTAL ENERGY 82,737,335
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 24.3%
15,274 Aedifica S.A. 1,236,698
226,687 AH Realty Trust, Inc 1,246,779
50,549 American Assets Trust, Inc 930,607
113,708 American Homes 4 Rent, Class A 3,174,727
325,615 Apple Hospitality REIT, Inc 3,747,829
1,590,321 Arena REIT 3,611,927
16,309 AvalonBay Communities, Inc 2,664,075
176,924 Big Yellow Group plc 1,994,457
759,707 Broadstone Net Lease, Inc 13,879,847
39,400 BXP, Inc 2,044,860
2,619,459 (d) CapitaLand Ascendas REIT 5,055,436
517,930 CapitaLand Integrated Commercial Trust 928,781
196,134 Carmila S.A. 3,811,330
911,373 Charter Hall Long Wale REIT 2,126,363
2,756,108 Charter Hall Retail REIT 7,294,796
483,983 Community Healthcare Trust, Inc 7,690,490
74,239 Cousins Properties, Inc 1,675,574
178,017 Crombie Real Estate Investment Trust 2,019,343
96,189 Crown Castle, Inc 7,821,128
239,514 CT Real Estate Investment Trust 2,847,791
262,244 CubeSmart 9,611,243
423,020 Dream Industrial Real Estate Investment Trust 3,761,597
39,630 EPR Properties 1,979,915
33,801 Equity Residential 1,999,329
31,381 Essential Properties Realty Trust, Inc 952,727
23,382 Federal Realty Investment Trust 2,483,402
296,896 Four Corners Property Trust, Inc 7,021,590
4,374,985 Frasers Centrepoint Trust 7,439,765
262,105 Gaming and Leisure Properties, Inc 11,629,599
55,119 Gecina S.A. 4,348,959
82,646 Getty Realty Corp 2,628,143

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
177,099 GO Residential Real Estate Investment Trust $ 1,739,112
231,703 Highwoods Properties, Inc 4,960,761
1,439 Japan Metropolitan Fund Invest 1,013,340
2,899 KDX Realty Investment Corp 2,950,425
40,790 Lamar Advertising Co, Class A 5,166,461
3,557 LaSalle Logiport REIT 3,338,275
1,663,501 Link REIT 7,710,014
3,472,771 LondonMetric Property plc 8,388,798
181,543 LXP Industrial Trust 8,398,179
27,807 Mid-America Apartment Communities, Inc 3,395,791
180,138 Millrose Properties, Inc 5,043,864
75,280 Montea NV 5,737,086
302,599 NETSTREIT Corp 5,697,939
283,784 Nexus Industrial REIT 1,503,478
4,960,687 (e) NTT DC REIT 4,560,360
153,577 Omega Healthcare Investors, Inc 6,729,744
111,724 Postal Realty Trust, Inc, Class A 2,073,598
479,056 Primaris Real Estate Investment Trust 5,940,418
68,594 Realty Income Corp 4,196,581
16,784 Rexford Industrial Realty, Inc 549,340
9,083 Ryman Hospitality Properties, Inc 838,088
612,575 Sabra Health Care REIT, Inc 11,779,817
563,903 Scentre Group 1,301,110
67,220 Simon Property Group, Inc 12,538,547
817,062 SITE Centers Corp 4,412,135
57,919 SL Green Realty Corp 2,139,528
6,321 Star Asia Investment Corp 2,205,547
1,137,623 Stockland 3,414,948
1,148,417 Tritax Big Box REIT plc 2,162,909
445,741 UNITE Group plc 2,700,663
2,654 United Urban Investment Corp 2,859,616
257,999 VICI Properties, Inc 7,048,533
1,053,239 Waypoint REIT Ltd 1,718,293
142,214 WP Carey, Inc 9,664,863
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 283,537,268
FINANCIAL SERVICES - 0.4%
47,815 Blackstone Mortgage Trust, Inc, Class A 915,657
183,646 Starwood Property Trust, Inc 3,162,384
TOTAL FINANCIAL SERVICES 4,078,041
HEALTH CARE EQUIPMENT & SERVICES - 1.0%
766,061 Sienna Senior Living, Inc 11,922,379
TOTAL HEALTH CARE EQUIPMENT & SERVICES 11,922,379
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.6%
6,449,383 Capitaland India Trust 5,086,179
147,068 Cibus Nordic Real Estate AB publ 2,206,801
3,716,665 Sirius Real Estate Ltd 4,555,345
2,525,535 Swire Properties Ltd 7,397,937
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 19,246,262
TELECOMMUNICATION SERVICES - 1.1%
1,990,123 HKT Trust & HKT Ltd 3,109,957
1,291,406 Infrastrutture Wireless Italiane S.p.A 10,305,804
TOTAL TELECOMMUNICATION SERVICES 13,415,761
TRANSPORTATION - 3.3%
90,852 (b) Aena SME S.A. 2,679,888
47 Athens International Airport S.A. 571
2,397,083 Atlas Arteria Ltd 7,108,815
1,144,312 Dalrymple Bay Infrastructure Ltd 4,014,040
260,203 Enav S.p.A 1,564,751
83,035 Grupo Aeroportuario del Centro Norte SAB de C.V., ADR 9,526,606
38,482 Grupo Aeroportuario del Pacifico SAB de C.V., ADR 9,500,051

Portfolio of Investments March 31, 2026
(continued)
Real Asset Income

SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
430,345 Transurban Group $ 4,197,947
TOTAL TRANSPORTATION 38,592,669
UTILITIES - 10.5%
22,130 American Electric Power Co, Inc 2,900,800
102,907 Capital Power Corp 4,874,231
245,321 CK Infrastructure Holdings Ltd 1,967,278
269,668 Clearway Energy, Inc, Class A 10,562,896
27,316 Dominion Energy, Inc 1,688,675
1,471,528 Enel S.p.A 16,087,964
392,542 Engie S.A. 12,650,625
17,373 Entergy Corp 1,952,030
199,505 Evergy, Inc 16,343,450
171,420 Iberdrola S.A. 3,924,515
306,694 Italgas S.p.A 3,572,674
161,699 National Grid plc, Sponsored ADR 13,679,735
139,976 OGE Energy Corp 6,713,249
730,078 Pennon Group plc 5,116,726
75,225 Portland General Electric Co 3,969,623
44,054 Severn Trent plc 1,806,813
184,279 United Utilities Group plc 3,213,120
92,087 Veolia Environnement S.A. 3,507,226
66,758 WEC Energy Group, Inc 7,728,574
TOTAL UTILITIES 122,260,204
TOTAL COMMON STOCKS
(Cost $525,689,274) 575,789,919
SHARES DESCRIPTION RATE VALUE
35055072 CONVERTIBLE PREFERRED SECURITIES - 3 .0% 35055072
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
25,741 Kimco Realty Corp 7 .250% 1,538,025
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,538,025
UTILITIES - 2.9%
16,550 NextEra Energy, Inc 4 .635 869,537
89,500 NextEra Energy, Inc 7 .299 5,010,210
75,150 PG&E Corp 6 .000 3,230,698
169,800 PPL Corp 7 .000 8,709,042
305,400 Southern Co 7 .125 15,697,560
TOTAL UTILITIES 33,517,047
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $33,788,116) 35,055,072
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
360917196 CORPORATE BONDS - 30 .9% (f) 360917196
CAPITAL GOODS - 1.1%
$ 2,230,000 (b) Advanced Drainage Systems Inc 6 .375 06/15/30 2,249,374
445,000 (b) Advanced Drainage Systems Inc 5 .375 03/01/34 433,039
2,500,000 (b) Albion Financing 1 SARL / Aggreko Holdings Inc 7 .000 05/21/30 2,555,092
1,000,000 (b) AmeriTex HoldCo Intermediate LLC 7 .625 08/15/33 1,032,247
1,000,000 (b) Herc Holdings Inc 5 .750 03/15/31 984,867
500,000 (b) Quikrete Holdings Inc 6 .750 03/01/33 507,820
750,000 (b) Terex Corp 6 .250 10/15/32 754,889
1,500,000 (b) United Rentals North America Inc 6 .125 03/15/34 1,518,881
2,500,000 (b) United Rentals North America Inc 5 .375 11/15/33 2,430,949
TOTAL CAPITAL GOODS 12,467,158
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
955,000 (b) GFL Environmental Holdings US Inc 5 .500 02/01/34 936,660
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 936,660

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5%
$ 1,500,000 (b) Asbury Automotive Group Inc 5 .000% 02/15/32 $ 1,420,518
1,500,000 (b) Cougar JV Subsidiary LLC 8 .000 05/15/32 1,551,081
1,200,000 (b) Kohl's Corp 10 .000 06/01/30 1,268,906
1,715,000 (b) LCM Investments Holdings II LLC 4 .875 05/01/29 1,668,878
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 5,909,383
CONSUMER SERVICES - 1.1%
EUR 600,000 (g),(h) Accor SA, Reg S 7 .250 N/A 734,937
1,500,000 (b) Carnival Corp 5 .750 08/01/32 1,499,512
755,000 Choice Hotels International Inc 5 .850 08/01/34 761,436
1,975,000 (b) Churchill Downs Inc 5 .750 04/01/30 1,953,201
780,000 (b) Hilton Domestic Operating Co Inc 5 .875 03/15/33 784,762
1,250,000 (b) Light & Wonder International Inc 6 .250 10/01/33 1,224,613
380,000 (b) Merlin Entertainments Group US Holdings Inc 7 .375 02/15/31 317,137
2,000,000 (i) MGM Resorts International 6 .500 04/15/32 2,016,510
500,000 (b),(i) Motion Bondco DAC 6 .625 11/15/27 478,609
1,385,000 (b) Six Flags Entertainment 6 .625 05/01/32 1,381,674
590,000 (b) Vail Resorts Inc 5 .625 07/15/30 585,119
1,655,000 (b) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6 .250 03/15/33 1,637,787
TOTAL CONSUMER SERVICES 13,375,297
ENERGY - 9.0%
2,000,000 (b) Antero Midstream Partners LP / Antero Midstream Finance
Corp
5 .750 10/15/33 1,977,812
2,575,000 (b) Archrock Partners LP / Archrock Partners Finance Corp 6 .625 09/01/32 2,625,612
570,000 (b) Archrock Services/Partners 6 .000 02/01/34 564,336
1,000,000 Buckeye Partners LP 5 .850 11/15/43 905,103
1,375,000 (b) Buckeye Partners LP 6 .875 07/01/29 1,415,191
1,000,000 (b) CITGO Petroleum Corp 8 .375 01/15/29 1,032,684
1,500,000 (b) CNX Midstream Partners LP 4 .750 04/15/30 1,426,112
500,000 (b) CQP Holdco LP / BIP-V Chinook Holdco LLC 5 .500 06/15/31 487,621
700,000 (b) CQP Holdco LP / BIP-V Chinook Holdco LLC 7 .500 12/15/33 734,624
335,000 (b) CVR Energy Inc 7 .500 02/15/31 337,501
3,000,000 (b) DBR Land Holdings LLC 6 .250 12/01/30 3,037,470
2,000,000 (b) Delek Logistics Partners LP / Delek Logistics Finance Corp 7 .375 06/30/33 2,016,534
3,013,000 (h) Enbridge Inc 8 .500 01/15/84 3,389,857
2,468,000 (h) Enbridge Inc 7 .625 01/15/83 2,660,593
3,066,000 (h) Enbridge Inc 5 .500 07/15/77 3,039,617
4,040,000 (h) Enbridge Inc 6 .000 01/15/77 4,040,953
2,848,000 (h) Enbridge Inc 6 .250 03/01/78 2,849,114
2,148,000 (a),(h) Energy Transfer LP (TSFR3M + 3.279%) 6 .943 11/01/66 2,109,181
4,677,000 (g),(h) Energy Transfer LP 7 .125 N/A 4,760,368
1,329,000 (g),(h) Energy Transfer LP 6 .500 N/A 1,326,333
882,000 (h) Energy Transfer LP 8 .000 05/15/54 923,802
1,444,000 (h) Energy Transfer LP 7 .125 10/01/54 1,466,625
1,899,000 (h) Energy Transfer LP 6 .750 02/15/56 1,888,644
3,077,000 (h) Enterprise Products Operating LLC 5 .250 08/16/77 3,049,564
2,867,000 (h) Enterprise Products Operating LLC 5 .375 02/15/78 2,839,277
CAD 1,060,000 (h) Gibson Energy Inc 5 .250 12/22/80 759,549
2,750,000 (b) Global Partners LP / GLP Finance Corp 8 .250 01/15/32 2,841,987
1,000,000 (b) Harvest Midstream I LP 7 .500 05/15/32 1,019,275
CAD 1,350,000 (h) Inter Pipeline Ltd/AB 6 .625 11/19/79 1,016,125
1,500,000 (b) ITT Holdings LLC 6 .500 08/01/29 1,458,507
CAD 1,380,000 (h) Keyera Corp 6 .875 06/13/79 1,044,737
CAD 1,128,000 (h) Keyera Corp 5 .950 03/10/81 831,562
500,000 (b) Kodiak Gas Services LLC 6 .500 10/01/33 505,401
510,000 (b) Kodiak Gas Services LLC 5 .875 04/01/31 512,526
1,470,000 ONEOK Inc 5 .050 11/01/34 1,429,863
400,000 PBF Holding Co LLC / PBF Finance Corp 6 .000 02/15/28 398,181
1,326,000 (a),(g),(h) Plains All American Pipeline LP (TSFR3M + 4.372%) 8 .024 N/A 1,322,910
700,000 (b) Rockies Express Pipeline LLC 4 .800 05/15/30 671,293
500,000 (b) Rockies Express Pipeline LLC 6 .750 03/15/33 514,694
1,210,000 (h) South Bow Canadian Infrastructure Holdings Ltd 7 .625 03/01/55 1,245,780
732,000 (h) South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 762,147

Portfolio of Investments March 31, 2026
(continued)
Real Asset Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 1,600,000 South Bow USA Infrastructure Holdings LLC 5 .584% 10/01/34 $ 1,589,056
3,137,000 (b),(g),(h) Sunoco LP 7 .875 N/A 3,202,959
1,500,000 (b) Sunoco LP 7 .250 05/01/32 1,552,004
2,500,000 (b) Sunoco LP 6 .250 07/01/33 2,510,893
1,000,000 (b) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6 .000 09/01/31 986,819
1,355,000 Targa Resources Corp 6 .125 03/15/33 1,433,021
715,000 Targa Resources Corp 6 .150 03/01/29 744,924
2,706,000 (h) TransCanada PipeLines Ltd 7 .590 05/15/67 2,409,648
2,064,000 (h) Transcanada Trust 5 .875 08/15/76 2,066,184
572,000 (h) Transcanada Trust 5 .300 03/15/77 566,988
2,275,000 (h) Transcanada Trust 5 .500 09/15/79 2,255,258
2,565,000 (h) Transcanada Trust 5 .600 03/07/82 2,514,720
1,250,000 (b) TransMontaigne Partners LLC 8 .500 06/15/30 1,263,676
570,000 (b) Transocean International Ltd 7 .875 10/15/32 609,045
1,550,000 (b) USA Compression Partners LP / USA Compression Finance
Corp
7 .125 03/15/29 1,585,923
1,000,000 (b) Venture Global LNG Inc 9 .875 02/01/32 1,073,988
9,753,000 (b),(g),(h) Venture Global LNG Inc 9 .000 N/A 9,714,438
1,000,000 (b) Venture Global Plaquemines LNG LLC 6 .500 01/15/34 1,042,444
500,000 (b) Venture Global Plaquemines LNG LLC 6 .750 01/15/36 529,576
TOTAL ENERGY 104,890,629
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.0%
1,750,000 Agree LP 4 .800 10/01/32 1,733,213
1,155,000 American Assets Trust LP 6 .150 10/01/34 1,145,467
2,065,000 American Homes 4 Rent LP 5 .500 02/01/34 2,083,069
2,000,000 (b) Diversified Healthcare Trust 7 .250 10/15/30 2,017,186
1,445,000 Essex Portfolio LP 5 .500 04/01/34 1,463,130
1,500,000 (b) FIBRA Prologis 5 .625 01/14/38 1,426,860
955,000 GLP Capital LP / GLP Financing II Inc 6 .750 12/01/33 1,005,832
1,125,000 Highwoods Realty LP 5 .350 01/15/33 1,098,447
3,270,000 (b) Iron Mountain Inc 6 .250 01/15/33 3,259,543
1,510,000 Kite Realty Group LP 5 .500 03/01/34 1,523,380
1,125,000 Mid-America Apartments LP 5 .300 02/15/32 1,156,501
1,000,000 (b) Millrose Properties Inc 6 .250 09/15/32 981,608
1,500,000 (b) Millrose Properties Inc 6 .375 08/01/30 1,499,533
2,665,000 (b) MPT Operating Partnership LP / MPT Finance Corp 8 .500 02/15/32 2,701,809
2,615,000 Piedmont Operating Partnership LP 9 .250 07/20/28 2,855,509
2,415,000 (b) RHP Hotel Properties LP / RHP Finance Corp 6 .500 04/01/32 2,458,750
810,000 (b) RHP Hotel Properties LP / RHP Finance Corp 6 .500 06/15/33 824,804
610,000 (b) RHP Hotel Properties LP / RHP Finance Corp 5 .750 03/15/34 601,981
760,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
6 .500 02/15/29 738,141
1,630,000 Ventas Realty LP 5 .000 01/15/35 1,599,408
3,190,000 Vornado Realty LP 5 .750 02/01/33 3,128,202
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 35,302,373
FINANCIAL SERVICES - 0.9%
396,000 (b) Azorra Finance Ltd 7 .750 04/15/30 407,869
500,000 (b) Azorra Finance Ltd 7 .250 01/15/31 504,845
1,300,000 (b) Azorra Finance Ltd 6 .250 02/15/34 1,206,518
1,076,000 (h) HA Sustainable Infrastructure Capital Inc 8 .000 06/01/56 1,113,425
1,262,000 (h) HA Sustainable Infrastructure Capital Inc 7 .125 11/15/56 1,255,979
2,700,000 (b) Hunt Cos Inc 5 .250 04/15/29 2,532,915
1,075,000 (h) National Rural Utilities Cooperative Finance Corp 7 .125 09/15/53 1,112,540
2,890,000 (b) Starwood Property Trust Inc 6 .000 04/15/30 2,884,395
TOTAL FINANCIAL SERVICES 11,018,486
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
1,000,000 (b) CHS/Community Health Systems Inc 5 .250 05/15/30 942,482
1,090,000 (b) Global Medical Response Inc 7 .375 10/01/32 1,131,900
1,250,000 (b) Prime Healthcare Services Inc 9 .375 09/01/29 1,296,250
850,000 (b),(i) Tenet Healthcare Corp 6 .000 11/15/33 860,069
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,230,701

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.1%
$ 750,000 (b) Mineral Resources Ltd 7 .000% 04/01/31 $ 766,440
TOTAL MATERIALS 766,440
MEDIA & ENTERTAINMENT - 0.3%
1,250,000 (b),(i) CCO Holdings LLC / CCO Holdings Capital Corp 4 .250 01/15/34 1,069,367
1,370,000 (b) Directv Financing LLC 8 .875 02/01/30 1,366,952
615,000 (b) Directv Financing LLC / Directv Financing Co-Obligor Inc 5 .875 08/15/27 614,352
TOTAL MEDIA & ENTERTAINMENT 3,050,671
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
2,000,000 Kennedy-Wilson Inc 5 .000 03/01/31 1,995,288
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,995,288
TELECOMMUNICATION SERVICES - 1.6%
1,484,604 (b) Altice France SA 6 .500 04/15/32 1,406,639
480,000 (b) APLD ComputeCo 2 LLC 6 .750 03/15/31 476,505
270,000 (b) Black Pearl Compute LLC 6 .125 02/15/31 274,805
650,000 (b) Digicel International Finance Ltd / Difl US LLC 8 .625 08/01/32 661,200
1,695,000 (b) Iliad Holding SAS 8 .500 04/15/31 1,773,501
1,200,000 (b) Iliad Holding SAS 7 .000 04/15/32 1,201,438
1,470,000 (b) Level 3 Financing Inc 8 .500 01/15/36 1,533,815
1,000,000 (b) Level 3 Financing Inc 7 .000 03/31/34 1,023,586
1,000,000 (b) Level 3 Financing Inc 6 .875 06/30/33 1,018,321
500,000 (b) Lumen Technologies Inc 4 .500 01/15/29 469,195
1,695,000 (b) Sable International Finance Ltd 7 .125 10/15/32 1,674,277
290,000 (b) SV RNO Property Owner 1 LLC 5 .875 03/01/31 286,663
400,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
8 .625 06/15/32 407,394
800,000 (b) Windstream Services LLC 7 .500 10/15/33 831,721
1,385,000 (b) Windstream Services LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 1,447,542
412,218 (b) Zayo Group Holdings Inc 13 .750 09/09/30 385,003
2,709,697 (b) Zayo Group Holdings Inc 9 .250 03/09/30 2,693,818
1,604,000 (b) Zegona Finance PLC 8 .625 07/15/29 1,680,267
TOTAL TELECOMMUNICATION SERVICES 19,245,690
TRANSPORTATION - 0.3%
1,500,000 (b) Stonepeak Nile Parent LLC 7 .250 03/15/32 1,560,145
1,100,000 (b),(i) VistaJet Malta Finance PLC / Vista Management Holding Inc 9 .500 06/01/28 1,074,642
1,305,000 (b) XPO Inc 7 .125 06/01/31 1,344,260
TOTAL TRANSPORTATION 3,979,047
UTILITIES - 12.3%
1,225,000 AEP Transmission Co LLC 5 .150 04/01/34 1,232,427
1,925,000 (b),(h) AES Andes SA 8 .150 06/10/55 2,020,664
3,473,000 (h) AES Corp/The 7 .600 01/15/55 3,444,932
1,501,000 (h) AES Corp/The 6 .950 07/15/55 1,400,402
2,950,000 (h) Alliant Energy Corp 5 .750 04/01/56 2,868,154
1,510,000 (b) Alpha Generation LLC 6 .250 01/15/34 1,483,339
CAD 2,288,000 (h) AltaGas Ltd 7 .350 08/17/82 1,707,505
CAD 1,285,000 (h) AltaGas Ltd 8 .900 11/10/83 1,014,329
3,281,000 (b),(h) AltaGas Ltd 7 .200 10/15/54 3,326,859
2,775,000 (b) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6 .375 02/15/32 2,711,381
CAD 1,328,000 (h) Capital Power Corp 7 .950 09/09/82 1,066,285
2,645,000 (b) Clearway Energy Operating LLC 3 .750 01/15/32 2,411,084
4,630,000 (h) CMS Energy Corp 6 .500 06/01/55 4,713,502
1,270,000 (b) ContourGlobal Power Holdings SA 6 .750 02/28/30 1,284,275
3,083,000 (h) Dominion Energy Inc 7 .000 06/01/54 3,260,858
8,353,000 (h) Dominion Energy Inc 6 .625 05/15/55 8,480,868
1,935,000 (h) Dominion Energy Inc 6 .200 02/15/56 1,917,980
5,101,000 (h) Duke Energy Corp 6 .450 09/01/54 5,267,507
726,000 (h) Edison International 8 .125 06/15/53 739,146
514,000 (h) Edison International 7 .875 06/15/54 526,538
1,987,000 (b),(g),(h) Electricite de France SA 9 .125 N/A 2,300,968
GBP 1,400,000 (g),(h) Electricite de France SA, Reg S 5 .875 N/A 1,811,384
1,435,000 (h) Emera Inc 6 .750 06/15/76 1,437,052
2,442,000 (h) Emera US Finance LLC 6 .850 10/01/56 2,444,952

Portfolio of Investments March 31, 2026
(continued)
Real Asset Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 3,082,000 (h) Entergy Corp 7 .125% 12/01/54 $ 3,158,058
1,368,000 (h) EUSHI Finance Inc 7 .625 12/15/54 1,412,009
3,018,000 (h) Evergy Inc 6 .650 06/01/55 3,038,352
3,380,000 (h) Eversource Energy 6 .350 08/15/56 3,334,221
4,839,000 (h) Exelon Corp 6 .500 03/15/55 4,933,663
1,975,000 (b) Ferrellgas LP / Ferrellgas Finance Corp 5 .875 04/01/29 1,888,095
945,000 Idaho Power Co 4 .850 03/01/36 924,958
1,750,000 (h),(i) NextEra Energy Capital Holdings Inc 5 .650 05/01/79 1,747,243
1,154,000 (h) NextEra Energy Capital Holdings Inc 6 .750 06/15/54 1,193,852
3,894,000 (h) NextEra Energy Capital Holdings Inc 6 .375 08/15/55 3,967,020
4,711,000 (h) NiSource Inc 6 .950 11/30/54 4,844,317
4,000,000 (b) NRG Energy Inc 5 .750 01/15/34 3,945,698
565,000 OGE Energy Corp 5 .450 05/15/29 578,856
2,010,000 (b) Pattern Energy Operations LP / Pattern Energy Operations Inc 4 .500 08/15/28 1,962,673
2,939,000 (h) PG&E Corp 7 .375 03/15/55 2,957,852
1,435,000 (h) PPL Capital Funding Inc 6 .627 03/30/67 1,415,679
1,299,000 (b),(h) Puget Energy Inc 7 .250 09/15/56 1,293,518
2,487,000 (h) Sempra 6 .375 04/01/56 2,498,199
4,640,000 (h) Sempra 6 .400 10/01/54 4,625,497
3,033,000 (h) Sempra 6 .550 04/01/55 3,019,449
2,522,000 (h) Sempra 6 .875 10/01/54 2,549,154
2,757,000 (h) Sierra Pacific Power Co 6 .375 09/15/56 2,734,470
3,436,000 (h) Southern Co/The 6 .375 03/15/55 3,534,081
1,864,000 (h) Spire Inc 6 .450 06/01/56 1,859,147
550,000 (b) Superior Plus LP / Superior General Partner Inc 4 .500 03/15/29 525,756
1,715,000 (b) Talen Energy Supply LLC 6 .250 02/01/34 1,695,892
1,500,000 (b) Talen Energy Supply LLC 6 .500 02/01/36 1,510,396
3,315,000 (b) TerraForm Power Operating LLC 4 .750 01/15/30 3,175,038
1,056,000 (b),(g),(h) Vistra Corp 8 .000 N/A 1,067,194
483,000 (b),(g),(h) Vistra Corp 7 .000 N/A 483,619
5,918,000 (b),(g),(h) Vistra Corp 8 .875 N/A 6,379,699
890,000 (b) Vistra Operations Co LLC 5 .350 01/31/36 870,592
1,340,000 (b) VoltaGrid LLC 7 .375 11/01/30 1,383,964
2,358,000 (h) WEC Energy Group Inc 5 .625 05/15/56 2,310,439
2,000,000 (b) XPLR Infrastructure Operating Partners LP 7 .250 01/15/29 2,058,332
TOTAL UTILITIES 143,749,373
TOTAL CORPORATE BONDS
(Cost $357,885,796) 360,917,196
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.4% –
1,988,977 Foresight Environmental Infrastructure Ltd 1,790,175
951,469 Greencoat UK Wind plc 1,221,584
1,517,468 Sdcl Efficiency Income Trust plc 833,536
1,239,908 Sequoia Economic Infrastructure Income Fund Ltd 1,259,850
36,189 (c) Starwood European Real Estate Finance Ltd 43,828
TOTAL INVESTMENT COMPANIES
(Cost $6,929,868) 5,148,973
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 2.6% –
1,000,000 (a),(b) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 4.500%)
8 .173 06/15/35 999,159
300,000 (a) BANK 2017-BNK6, Series 2017 BNK6 3 .964 07/15/60 287,345
400,000 (a),(b) BLP Commercial Mortgage Trust, Series 2025 IND2, (TSFR1M
+ 2.050%)
5 .723 12/15/42 400,836
750,000 (a),(b) BMP 2024-MF23, Series 2024 MF23, (TSFR1M + 2.390%) 7 .194 06/15/41 751,279
467,308 (a),(b) BX 2024-PALM, Series 2024 PALM, (TSFR1M + 1.791%) 5 .464 06/15/37 467,348
980,000 (a),(b) BX Commercial Mortgage Trust 2021-21M, Series 2021 21M,
(TSFR1M + 2.285%)
6 .607 10/15/36 979,993

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 1,383,386 (a),(b) BX Commercial Mortgage Trust 2022-AHP, Series 2022 AHP,
(TSFR1M + 2.090%)
5 .763% 01/17/39 $ 1,384,178
1,500,000 (a),(b),(d) BX Commercial Mortgage Trust 2026-ALOHA, Series 2026
ALOHA, (TSFR1M + 2.150%)
5 .850 04/15/43 1,501,875
900,000 (a),(b) BX Trust, Series 2026 CART, (TSFR1M + 1.900%) 5 .573 02/15/36 893,320
1,113,571 (a),(b) BX Trust 2021-SDMF, Series 2021 SDMF, (LIBOR 1 M + 1.701%) 2 .911 09/15/34 1,112,426
500,000 (a),(b) BX Trust 2022-LBA6, Series 2022 LBA6, (TSFR1M + 2.000%) 4 .845 01/15/39 500,334
489,252 (a),(b) BX Trust 2024-FNX, Series 2024 FNX, (TSFR1M + 2.291%) 6 .603 11/15/41 489,850
778,260 (a),(b) BX Trust 2025-LUNR, Series 2025 LUNR, (TSFR1M + 2.000%) 5 .673 06/15/40 779,226
900,000 (a),(b) BX Trust 2025-OMG, Series 2025 OMG, (TSFR1M + 1.700%) 5 .373 10/15/42 898,931
1,500,000 (a) BX Trust 2026-OPTM, Series 2026 OPTM, (TSFR1M + 2.000%) 5 .750 03/15/39 1,493,569
750,000 (a),(b),(d) BX Trust 2026-RISE, Series 2026 RISE, (TSFR1M + 2.000%) 5 .670 04/15/41 750,937
200,000 (a),(b) COMM 2014-UBS3 Mortgage Trust, Series 2014 UBS3 4 .767 06/10/47 123,000
1,000,000 (a),(b) DBGS 2024-SBL, Series 2024 SBL, (TSFR1M + 2.740%) 7 .062 08/15/34 1,000,793
1,000,000 (a),(b) GSAT Trust 2025-BMF, Series 2025 BMF, (TSFR1M + 2.500%) 6 .173 07/15/40 997,449
1,000,000 (a),(b) ILPT Commercial Mortgage Trust 2025-LPF2, Series 2025 LPF2 6 .508 07/13/42 1,010,198
1,000,000 (a),(b) IP 2025-IP Mortgage Trust, Series 2025 IP 5 .831 06/10/42 1,012,912
710,192 (a),(b) LBA Trust 2024-7IND, Series 2024 7IND, (TSFR1M + 2.641%) 6 .314 10/15/41 711,205
1,000,000 (a),(b) MHP Commercial Mortgage Trust 2025-MHIL2, Series 2025
MHIL2, (TSFR1M + 2.650%)
6 .323 09/15/40 996,212
1,000,000 (a),(b) MILE Trust 2025-STNE, Series 2025 STNE, (TSFR1M + 1.700%) 5 .373 07/15/42 996,730
300,000 (a),(b) MTN Commercial Mortgage Trust 2022-LPFL, Series 2022 LPFL,
(TSFR1M + 2.394%)
3 .673 03/15/39 299,796
1,300,000 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 4.329%)
8 .002 07/15/36 936,435
400,000 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 2.829%)
6 .502 07/15/36 335,634
1,000,000 (a),(b) NYCT Trust 2024-3ELV, Series 2024 3ELV, (TSFR1M + 2.840%) 6 .512 08/15/29 1,002,970
1,000,000 (a),(b) PLYM Commercial Mortgage Trust 2026-IND, Series 2026 IND,
(TSFR1M + 2.150%)
5 .800 03/15/43 992,521
1,000,000 (a),(b) SCG Commercial Mortgage Trust 2025-FLWR, Series 2025
FLWR, (TSFR1M + 1.750%)
5 .423 08/15/42 1,001,383
1,500,000 (a),(b) SCG Trust 2025-SNIP, Series 2025 SNIP, (TSFR1M + 2.600%) 6 .273 09/15/42 1,505,533
600,000 (a),(b),(d) SLG Office Trust 2026-OMA, Series 2026 OMA 5 .793 04/15/41 602,427
1,050,000 (a),(b) WCORE Commercial Mortgage Trust 2024-CORE, Series 2024
CORE, (TSFR1M + 2.241%)
5 .914 11/15/41 1,052,207
1,000,000 (a),(b) Wells Fargo Commercial Mortgage Trust 2025-AGLN, Series
2025 AGLN, (TSFR1M + 2.292%)
5 .964 07/15/37 998,149
600,000 (a),(b) Wells Fargo Commercial Mortgage Trust 2025-AURA, Series
2025 AURA, (TSFR1M + 2.292%)
5 .965 10/15/42 601,152
535,000 (a),(b) Wells Fargo Commercial Mortgage Trust 2025-B33RP, Series
2025 B33RP, (TSFR1M + 2.500%)
6 .850 08/15/42 535,924
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $30,902,863) 30,403,236
SHARES DESCRIPTION RATE VALUE
112622029 PREFERRED STOCK - 9 .7% 112622029
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 7.2%
303,601 Agree Realty Corp 4 .250 5,100,497
141,524 AH Realty Trust, Inc 6 .750 3,079,562
111,275 Alpine Income Property Trust, Inc 0 .000 2,774,086
121,590 American Homes 4 Rent 6 .250 2,875,604
181,513 American Homes 4 Rent 5 .875 4,051,370
164,220 Digital Realty Trust, Inc 5 .200 3,185,868
143,262 Digital Realty Trust, Inc 5 .850 3,153,197
156,758 Digital Realty Trust, Inc 5 .250 3,175,917
153,547 Federal Realty Investment Trust 5 .000 2,961,922
125,590 Kimco Realty Corp 5 .125 2,432,678
168,568 Kimco Realty Corp 5 .250 3,371,360
16,486 LXP Industrial Trust 6 .500 758,356
4,704 Mid-America Apartment Communities, Inc 8 .500 251,993
154,228 National Storage Affiliates Trust 6 .000 3,496,349

Portfolio of Investments March 31, 2026
(continued)
Real Asset Income

SHARES DESCRIPTION RATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
120,779 Pebblebrook Hotel Trust 6 .300% $ 2,331,035
83,084 Pebblebrook Hotel Trust 6 .375 1,611,830
101,876 Pebblebrook Hotel Trust 5 .700 1,771,624
23,748 Public Storage 4 .700 424,139
25,606 Public Storage 5 .050 494,964
68,570 Public Storage 4 .875 1,276,088
69,361 Public Storage 4 .750 1,259,596
54,195 Public Storage 4 .000 825,390
64,062 Public Storage 4 .125 1,002,570
57,614 Public Storage 4 .625 1,009,397
54,552 Public Storage 4 .000 830,827
42,737 Public Storage 4 .100 674,817
133,802 Regency Centers Corp 5 .875 2,944,982
157,011 Regency Centers Corp 6 .250 3,509,196
73,839 Rexford Industrial Realty, Inc 5 .875 1,596,030
182,382 Rexford Industrial Realty, Inc 5 .625 3,738,831
21,577 RLJ Lodging Trust 1 .950 520,006
74,470 Summit Hotel Properties, Inc 6 .250 1,292,054
40,732 Summit Hotel Properties, Inc 5 .875 704,256
78,370 Sunstone Hotel Investors, Inc 6 .125 1,511,757
100,413 Sunstone Hotel Investors, Inc 5 .700 1,879,731
30,029 UMH Properties, Inc 6 .375 623,402
166,983 Vornado Realty Trust 5 .250 2,703,455
259,767 Vornado Realty Trust 4 .450 3,704,277
170,510 Vornado Realty Trust 5 .250 2,770,787
172,023 Vornado Realty Trust 5 .400 2,786,773
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 84,466,573
FINANCIAL SERVICES - 0.1%
43,962 Brookfield Finance, Inc 4 .625 666,024
TOTAL FINANCIAL SERVICES 666,024
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
46,309 Brookfield Property Partners LP 6 .500 762,246
19,081 Brookfield Property Partners LP 6 .375 283,543
60,884 Brookfield Property Partners LP 5 .750 807,931
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,853,720
UTILITIES - 2.2%
49,883 BIP Bermuda Holdings I Ltd 5 .125 790,646
80,160 Brookfield BRP Holdings Canada, Inc 4 .625 1,163,122
26,883 Brookfield Infrastructure Finance ULC 5 .000 405,933
124,924 Brookfield Infrastructure Partners LP 5 .125 2,017,523
39,827 Brookfield Infrastructure Partners LP 5 .000 632,453
136,935 Brookfield Renewable Partners LP 5 .250 2,371,714
35,958 (i) CMS Energy Corp 5 .875 794,672
34,455 CMS Energy Corp 5 .875 754,564
18,057 CMS Energy Corp 5 .625 384,975
33,686 DTE Energy Co 5 .250 692,247
32,405 DTE Energy Co 4 .375 529,174
96,347 DTE Energy Co 6 .250 2,292,095
32,780 DTE Energy Co 4 .375 539,231
34,543 Duke Energy Corp 5 .625 802,434
84,278 (i) Duke Energy Corp 5 .750 2,047,955
57,922 Georgia Power Co 5 .000 1,231,422
38,506 SCE Trust VII 7 .500 942,627
37,110 SCE Trust VIII 6 .950 878,765
26,675 Southern Co 4 .200 452,141
18,081 Southern Co 5 .250 375,362
31,714 Southern Co 4 .950 612,080
69,475 Southern Co 6 .500 1,729,233

SHARES DESCRIPTION RATE VALUE
UTILITIES (continued)
129,471 Xcel Energy, Inc 6 .250% $ 3,195,344
TOTAL UTILITIES 25,635,712
TOTAL PREFERRED STOCK
(Cost $131,498,776) 112,622,029
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
23052994 VARIABLE RATE SENIOR LOAN INTERESTS - 2 .0% 23052994
AUTOMOBILES & COMPONENTS - 0.1%
$ 1,393,000 (a) Clarios Global LP, Term Loan B, (TSFR1M + 2.750%) 6 .418 01/28/32 1,391,259
TOTAL AUTOMOBILES & COMPONENTS 1,391,259
CAPITAL GOODS - 0.1%
1,357,000 (a),(j) Resilience Parent LLC, First Lien Term Loan, (TSFR6M + 2.500%) 6 .100 02/28/33 1,351,701
TOTAL CAPITAL GOODS 1,351,701
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
550,000 (a),(d) Arcwood Environmental Inc, (TBD) TBD TBD 551,375
1,135,000 (a) Wash Multifamily Parent Inc, Term Loan B, (TSFR1M + 3.250%) 6 .918 09/10/32 1,139,965
2,017,703 (a) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M
+ 2.750%)
6 .532 03/27/28 2,021,648
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,712,988
CONSUMER SERVICES - 0.2%
1,894,102 (a) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 5 .918 02/06/30 1,844,382
TOTAL CONSUMER SERVICES 1,844,382
MEDIA & ENTERTAINMENT - 0.5%
2,962,500 (a) Charter Communications Operating, LLC, Term Loan B5,
(TSFR3M + 2.250%)
5 .911 12/15/31 2,965,655
2,000,000 (a) Sunrise Financing Partnership, Term Loan AAA, (TSFR6M +
2.470%)
6 .099 02/17/32 1,990,420
497,475 (a) WideOpenWest Finance LLC, Super Senior 2nd Out Term
Loan, (TSFR3M + 3.000%)
6 .929 12/11/28 462,719
TOTAL MEDIA & ENTERTAINMENT 5,418,794
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
1,298,295 (a) Hill Top Energy Center LLC, Term Loan B, (TSFR1M + 3.250%) 6 .918 06/28/32 1,302,358
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,302,358
TELECOMMUNICATION SERVICES - 0.1%
500,000 (a) Connect Holding II LLC, Delayed Draw Term Loan, (TSFR1M +
4.250%)
7 .926 04/03/31 466,687
500,000 (a) Telesat Canada, Term Loan B5, (TSFR3M + 2.750%) 6 .684 12/07/26 400,893
TOTAL TELECOMMUNICATION SERVICES 867,580
TRANSPORTATION - 0.4%
1,209,649 (a) Genesee & Wyoming Inc. (New), Term Loan B, (TSFR3M +
1.750%)
5 .450 04/10/31 1,205,240
2,985,000 (a) NA Rail HoldCo. LLC, Term Loan B, (TSFR3M + 2.500%) 6 .169 03/08/32 2,991,343
TOTAL TRANSPORTATION 4,196,583
UTILITIES - 0.2%
990,000 (a) Long Ridge Energy LLC, Term Loan B, (TSFR3M + 4.500%) 8 .200 02/19/32 983,194
1,979,000 (a) Vistra Operations Company LLC, First Lien Term Loan B3,
(TSFR1M + 1.750%)
5 .418 12/20/30 1,984,155
TOTAL UTILITIES 2,967,349
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $23,127,948) 23,052,994
TOTAL LONG-TERM INVESTMENTS
(Cost $1,110,820,275) 1,143,997,090
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
7,518,153 (k) State Street Navigator Securities Lending Government Money
Market Portfolio
3 .680 (l) 7,518,153
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $7,518,153) 7,518,153

Portfolio of Investments March 31, 2026
(continued)
Real Asset Income

Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.8%
20406779 REPURCHASE AGREEMENTS - 1 .8% 20406779
$ 19,975,000 (m) Fixed Income Clearing Corporation 3 .600% 04/01/26 $ 19,975,000
431,779 (n) Fixed Income Clearing Corporation 1 .060 04/01/26 431,779
TOTAL REPURCHASE AGREEMENTS
(Cost $20,406,779) 20,406,779
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,406,779) 20,406,779
TOTAL INVESTMENTS - 100 .4%
(Cost $ 1,138,745,207 ) 1,171,922,022
OTHER ASSETS & LIABILITIES, NET -  (0.4)% (4,354,848)
NET ASSETS - 100% $ 1,167,567,174
ADR American Depositary Receipt
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling
LIBOR London Inter-Bank Offered Rate
M Month
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $207,828,622 or 17.7% of Total Investments.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) When-issued or delayed delivery security.
(e) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(f) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(g) Perpetual security. Maturity date is not applicable.
(h) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
15.6% of Total Investments.
(i) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $7,214,837.
(j) Portion of investment purchased on a delayed delivery basis.
(k) Investments made with cash collateral received from securities on loan.
(l) The rate shown is the one-day yield as of the end of the reporting period.
(m) Agreement with Fixed Income Clearing Corporation, 3.600% dated 3/31/26 to be repurchased at $19,976,998 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 11/15/55, valued at $20,374,598.
(n) Agreement with Fixed Income Clearing Corporation, 1.060% dated 3/31/26 to be repurchased at $431,792 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 3.375% and maturity date 11/30/27, valued at $440,542.
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Ultra 10-Year Note (102) 6/26 $ (11,833,385) $ (11,578,594) $ 254,791

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Real Asset Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed and Mortgage-Backed Securities $ – $ 1,001,510 $ – $ 1,001,510
Common Stock Rights – – 6,161 6,161
Common Stocks 398,363,807 177,426,112 – 575,789,919
Convertible Preferred Securities 35,055,072 – – 35,055,072
Corporate Bonds – 360,917,196 – 360,917,196
Investment Companies 3,845,295 1,259,850 43,828 5,148,973
Mortgage-Backed Securities – 30,403,236 – 30,403,236
Preferred Stock 112,622,029 – – 112,622,029
Variable Rate Senior Loan Interests – 23,052,994 – 23,052,994
Investments Purchased with Collateral from Securities
Lending 7,518,153 – – 7,518,153
Short-Term Investments:
Repurchase Agreements – 20,406,779 – 20,406,779
Investments in Derivatives:
Futures Contracts* 254,791 – – 254,791
Total $ 557,659,147 $ 614,467,677 $ 49,989 $ 1,172,176,813
* Represents net unrealized appreciation (depreciation).